Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Assets [Abstract]
Restricted cash	$ 366	$ 317
Receivables on account of assets sold		206
Long term deposit	8	8
Long-term prepaid expenses		10
Right-of-Use assets, net	577	528
Total	$ 951	$ 1,069